UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    aAd Capital Management, L.P.
Address: 420 Stevens Avenue, Suite 210
         Solana Beach, CA  92075

13F File Number:  28-12436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Meredith Hooke
Title:     Director of Trading and Client Services
Phone:     858-350-1077

Signature, Place, and Date of Signing:

      /s/  Meredith Hooke     Solana Beach, CA     February 4, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $384,580 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106    10385   500000 SH       SOLE                   500000        0        0
ANADIGICS INC                  COM              032515108    20826  1800000 SH       SOLE                  1800000        0        0
ART TECHNOLOGY GROUP INC       COM              04289L107     3024   700000 SH       SOLE                   700000        0        0
BLOCKBUSTER INC                CL A             093679108    28080  7200000 SH       SOLE                  7200000        0        0
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306    27158  3700000 SH       SOLE                  3700000        0        0
BUILDING MATLS HLDG CORP       COM              120113105    11060  2000000 SH       SOLE                  2000000        0        0
CASUAL MALE RETAIL GRP INC     COM              148711104     4403   850000 SH       SOLE                   850000        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    17240   800000 SH       SOLE                   800000        0        0
DSW INC                        CL A             23334L102     9380   500000 SH       SOLE                   500000        0        0
ENTROPIC COMMUNICATIONS INC    COM              29384R105     5460   750000 SH       SOLE                   750000        0        0
FGX INTERNATIONAL HLDGS LTD    ORD SHS          G3396L102     5925   500000 SH       SOLE                   500000        0        0
GROUP 1 AUTOMOTIVE INC         COM              398905109     6413   270000 SH       SOLE                   270000        0        0
INSIGHT ENTERPRISES INC        COM              45765U103    18240  1000000 SH       SOLE                  1000000        0        0
INTERNATIONAL COAL GRP INC N   COM              45928H106     8040  1500000 SH       SOLE                  1500000        0        0
JAMES RIVER COAL CO            COM NEW          470355207    25714  2300000 SH       SOLE                  2300000        0        0
JETBLUE AWYS CORP              COM              477143101    12538  2125000 SH       SOLE                  2125000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100    15200  5000000 SH       SOLE                  5000000        0        0
LIVE NATION INC                COM              538034109     4792   330000 SH       SOLE                   330000        0        0
MCCORMICK & SCHMICKS SEAFD R   COM              579793100     6263   525000 SH       SOLE                   525000        0        0
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403     7675   500000 SH       SOLE                   500000        0        0
QUALCOMM INC                   COM              747525103    19675   500000 SH       SOLE                   500000        0        0
RESOURCES CONNECTION INC       COM              76122Q105     9080   500000 SH       SOLE                   500000        0        0
RF MICRODEVICES INC            COM              749941100     4568   800000 SH       SOLE                   800000        0        0
RUTHS CHRIS STEAK HSE INC      COM              783332109     8940  1000000 SH       SOLE                  1000000        0        0
SMITH & WESSON HLDG CORP       COM              831756101     4575   750000 SH       SOLE                   750000        0        0
STANDARD PAC CORP NEW          COM              85375C101    15745  4700000 SH       SOLE                  4700000        0        0
TELETECH HOLDINGS INC          COM              879939106    12230   575000 SH       SOLE                   575000        0        0
VALUEVISION MEDIA INC          CL A             92047K107     9278  1475000 SH       SOLE                  1475000        0        0
VARIAN SEMICONDUCTOR EQUIPMN   COM              922207105     7400   200000 SH       SOLE                   200000        0        0
VERIFONE HLDGS INC             COM              92342Y109    32550  1400000 SH       SOLE                  1400000        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    12723   300000 SH       SOLE                   300000        0        0